RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The Company estimated the fair value of these options using the Black-Scholes-Merton option pricing model based on the following weighted-average assumptions:

	CEO & CTO		Dr. Hunkapiller		Employees & Officers		Non-employee Directors		Non-employee Directors
Date of grant	22-Jul-10		4-Apr-11		1-Sep-11		1-Sep-11		30-Apr-12
Fair value of common stock on date of grant	$2.756	(B)	$0.906	(C)	$0.906	(C)	$0.906	(C)	$6.00	(D)
Exercise price of the options	$5.00		$1.25		$1.25		$1.25		$6.00
Expected life of the options (years)	3.33		5.31		5.65		5.65		5.00
Dividend yield	0.00%		0.00%		0.00%		0.00%		0.00%
Expected volatility	58.59%		54.12%		53.90%		53.90%		62.46%
Risk-free interest rate	1.03%		2.26%		1.08%		1.08%		0.89%
Expected forfeiture per year (%)	0.00%		0.00%			(A)	0.00%		0.00%
Weighted-average fair value of the options (per unit)	$0.6744		$0.3729		$0.3579		$0.3579		$3.0367

(A)	0.00% for the first year after the grant date, and 2.50% for every three months thereafter.
(B)	The fair value of the Company’s common stock was derived implicitly from the public offering filed in March 2010 at $3.00 per share and from the terms of an underwritten offering contemplated in July 2010 at $6.00 per Unit that was filed in October 2010, with $2.756 per share being allocated to common stock using an iterative approach in order for the combined fair value of the common stock and warrants to equal the amount of consideration to be received in the offering.
(C)	The fair value of the Company’s common stock was derived implicitly from the Private Placement during April through June 2011 at $1.25 per Unit, wherein one Unit was comprised of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $1.60 per share.
(D)	The fair value of the Company’s common stock was derived implicitly from the public offering filed in February 2012 at $6.00 per share.

The Company estimated the fair value of these options using the Black-Scholes-Merton option pricing model based on the following weighted-average assumptions:

	CEO & CTO		Dr. Hunkapiller		Employees & Officers		Non-employee Directors
Date of grant	22-Jul-10		4-Apr-11		1-Sep-11		1-Sep-11
Fair value of common stock on date of grant	$2.756	(B)	$0.906	(C)	$0.906	(C)	$0.906	(C)
Exercise price of the options	$5.00		$1.25		$1.25		$1.25
Expected life of the options (years)	3.33		5.31		5.65		5.65
Dividend yield	0.00%		0.00%		0.00%		0.00%
Expected volatility	58.59%		54.12%		53.90%		53.90%
Risk-free interest rate	1.03%		2.26%		1.08%		1.08%
Expected forfeiture per year (%)	0.00%		0.00%		(A)		0.00%
Weighted-average fair value of the options (per unit)	$0.6744		$0.3729		$0.3579		$0.3579
(A)	0.00% for the first year after the grant date, and 2.50% for every three months thereafter.
(B)	The fair value of the Company's common stock derived implicitly from the public offering filed in March 2010 at $3.00 per share and from the terms of an underwritten offering contemplated in July 2010 at $6.00 per Unit that was filed in October 2010, with $2.756 per share being allocated to common stock using an iterative approach in order for the combined fair value of the common stock and warrants to equal the amount of consideration to be received in the offering.
(C)	The fair value of the Company's common stock derived implicitly from the Private Placement during April through June 2011 at $1.25 per Unit, wherein one Unit was comprised of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $1.60 per share.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Options issued and outstanding as of September 30, 2012 and their activities during the nine months then ended are as follows:

	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years
Outstanding as of January 1, 2012	608,000	$3.41
Granted	19,757	6.00
Expired	-	-
Forfeited	-	-
Outstanding as of September 30, 2012	627,757	3.49	5.51
Exercisable as of September 30, 2012	508,632	3.21	6.02
Vested and expected to vest (1)	624,049	3.50	5.49

(1) Includes vested shares and unvested shares after a forfeiture rate is applied.

Options issued and outstanding as of December 31, 2011 and 2010 and their activities during the years are as follows:

	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years
Outstanding as of January 1, 2011	350,000	$5.00
Granted	464,000	1.25
Expired	—	—
Forfeited	(206,000)	—
Outstanding as of December 31, 2011	608,000	3.41	6.12
Exercisable as of December 31, 2011	318,750	3.31	6.27
Vested and expected to vest(1)	608,000	3.41	6.12

	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years
Outstanding as of January 1, 2010	—	—
Granted	350,000	$5.00
Expired	—	—
Forfeited	—	—
Outstanding as of December 31, 2010	350,000	5.00	4.56
Exercisable as of December 31, 2010	87,500	5.00	4.56
Vested and expected to vest(1)	350,000	5.00	4.56
(1)	Includes vested shares and unvested shares after a forfeiture rate is applied.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award Non-Vested Shares [Table Text Block]

A summary of the status of the Company’s unvested shares as of September 30, 2012 and changes during the period then ended is presented below:

Unvested Shares	Shares	Weighted- Average Grant- Date Fair Value
Unvested as of January 1, 2012	289,250	$159,013
Granted	19,757	60,000
Vested	(189,882)	(141,761)
Forfeited	-	-
Unvested as of September 30, 2012	119,125	$77,252

A summary of the status of the Company’s unvested shares as of December 31, 2011 and 2010, and changes during the years ended December 31, 2011 and 2010, are presented below:

Unvested Shares	Shares	Weighted- Average Grant-Date Fair Value
Unvested as of January 1, 2011	262,500	$176,963
Granted	464,000	166,741
Vested	(228,250)	(110,964)
Forfeited	(209,000)	(73,727)
Unvested as of December 31, 2011	289,250	$159,013

Unvested Shares	Shares	Weighted- Average Grant-Date Fair Value
Unvested as of January 1, 2010	—	$—
Granted	350,000	236,040
Vested	(87,500)	(59,077)
Forfeited	—	—
Unvested as of December 31, 2010	262,500	$176,963